Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Allied Asset Advisors Funds
Entity Central Index Key	0001105877
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class K
Shareholder Report [Line Items]
Fund Name	Iman Fund
Class Name	Class K
Trading Symbol	IMANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Iman Fund for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://investaaa.com/literature/. You can also request this information by contacting us at 1-888-386-3785.
Additional Information Phone Number	1-888-386-3785
Additional Information Website	https://investaaa.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class K1	$57	1.04%
[1],[2]
Expenses Paid, Amount	$ 57	[2]
Expense Ratio, Percent	1.04%	[2]
Net Assets	$ 228,224,160
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 745,980
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$228,224,160	Net Advisory Fee	$745,980
Number of Holdings	111	Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Industry Breakdown (%)

Top 10 Issuers	(%)
Apple, Inc.	8.4%
Alphabet, Inc.	7.3%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.2%
Exxon Mobil Corp.	3.8%
Broadcom, Inc.	3.2%
Meta Platforms, Inc.	3.1%
Agnico Eagle Mines Ltd.	2.6%
Johnson & Johnson	2.3%

Updated Prospectus Web Address	https://investaaa.com/literature/

[1]
*	Annualized

[2]
1	The Advisor has agreed to reduce the annual rate of its advisory fee to an annual rate of 0.70% of the Fund’s daily average net assets through September 30, 2026. The Advisor may extend or otherwise amend the terms of this arrangement, subject to approval of the Fund’s Board of Trustees, including a majority of the Trustees who are not interested persons (as defined in the Investment Company Act of 1940, as amended) after the term. Without this waiver, the costs shown above may have been higher.